Derivative Financial Instruments (Narrative) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss)	$ (20)	$ 2	$ 8	$ (5)	$ (2)
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months	(7)	(7)
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	24	14
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	84	41
Central Counterparty Clearing House
Derivative Instruments, Gain (Loss) [Line Items]
Collateral Already Posted, Aggregate Fair Value	56	7
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	24	14	36
Gross Amounts Not Offset in the Statement of Financial Position, Cash Collateral	50	22
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss)	$ (37)	$ (3)	$ 0	$ 0	$ 0